Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Impairment Reversals (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
WDS Shenzi [Member] | Producing [member]
Summary of impairment reversals [Line Items]
Increase	$ 47
Decrease	(46)
WDS Shenzi [Member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(67)
Decrease	71
WDS Shenzi [Member] | Brent Price Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	359
Decrease	(359)
Wheatstone [member] | Producing [member]
Summary of impairment reversals [Line Items]
Increase	90
Decrease	(42)
Wheatstone [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(88)
Decrease	94
Wheatstone [member] | Brent Price Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	431
Decrease	(370)
Wheatstone [member] | FX Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(36)
Decrease	$ 87